Investments In And Loan Receivables From Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Investments In And Loan Receivables

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Loan receivables—current	¥5,919	¥—
Loan receivables—noncurrent	370	234
Investments	17,601	16,335

	¥23,890	¥16,569

Schedule Of Financial Information Of Affiliated Companies

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2012	2011
Current assets	¥60,059	¥54,358
Noncurrent assets	56,293	59,853
Total assets	116,352	114,211
Current liabilities	60,623	59,068
Long-term liabilities	15,143	16,083

Net assets	¥40,586	¥39,060

Schedule Of Revenues And Net Income

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Revenues	¥231,133	¥222,694	¥210,492
Cost of revenues	167,905	162,836	155,350
Net income	3,038	1,442	873